Revenue and Segment Information (Details) - Schedule of Segment Information for the Reporting Period - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue from operating activities	$ 373,676	$ 364,405	$ 144,311
Loss on fair value changes in investment	1,677,178	484,361	(629,564)
Other income	10,137	1,990	250,944
Cost of sales	(261,566)	(475,546)	(111,680)
Employee benefit expenses	(517,547)	(1,011,992)	(1,206,065)
Depreciation and amortization expenses	(919,465)	(1,373,141)	(991,512)
Professional and consulting expenses	(1,242,743)	(4,311,514)	(1,775,586)
Travel and accommodation expenses	(5,932)	(110,526)	(68,291)
Other operating expenses	1,799,429	565,469	(331,893)
Finance costs	(418,622)	(633,884)	(1,495,288)
Share on losses of associates	(175,507)	(223,354)
Provision for inventory	(1,009,444)	(775,969)	(7,054)
Provision for bad debt	(764,314)	(70,769)	10,753
Provision for other receivable	(2,235,638)
Provision for other current assets	(1,592,143)
Provision for loan receivable	(6,902,000)
Provision for equipment deposits	(5,000,000)
Provision for associate	(545,128)
Provision for former companies	(217,639)
Provision for intangible assets	(722,784)
Loss on fair value change in warrant	2,396,291	(2,408,271)
Exchange (loss)/gain	14,885	98,144	1,256,730
Consolidate [Member]
Revenue
Revenue from operating activities	373,676	364,405	144,311
Interest income	4	392,622	14,096
Fair value change in derivative financial instruments	(903,608)	1,087,578	(629,564)
Gain on disposal of investment in equity instrument		484,361
Loss on fair value changes in investment	1,677,178	(202,363)
Other income	10,137	1,990	250,944
Segment revenue	2,060,995	1,041,015	(220,213)
Cost of sales	(261,566)	(475,546)	(111,680)
Employee benefit expenses	(517,547)	(1,011,992)	(1,206,065)
Depreciation and amortization expenses	(919,465)	(1,373,141)	(991,512)
Professional and consulting expenses	(1,242,743)	(4,311,514)	(1,775,586)
Travel and accommodation expenses	(5,932)	(110,526)	(68,291)
Other operating expenses	(291,808)	(650,559)	(193,438)
Reversal of allowance for inventory obsolescence			7,054
Finance costs	(418,622)	(633,884)	(1,495,288)
Share on losses of associates	(175,507)	(223,354)
Gain on deemed disposal of subsidiary		(84,934)
Loss on deemed disposal of subsidiary		(13,242)	973,854
Provision for inventory	(1,009,444)	(775,969)
Provision for bad debt	(764,317)	(70,769)	(10,753)
Written off of property, plant and equipment		(53,895)
Provision for other receivable	(2,235,638)
Provision for other current assets	(1,592,143)
Provision for loan receivable	(6,902,000)
Provision for equipment deposits	(5,000,000)
Provision for associate	(545,128)
Provision for former companies	(217,639)
Provision for intangible assets	(722,784)
Loss on fair value change in warrant	2,396,291	(2,408,271)
Exchange (loss)/gain	14,885	255,042
Segment expenses	(20,411,107)	(11,942,554)	(4,871,705)
Segment operating (loss)/profit	(18,350,112)	(10,901,539)	(5,091,918)
Segment assets	30,134,828	38,819,202	18,425,757
Segment liabilities	(13,531,649)	(9,902,115)	(7,963,006)
Sales of electronic glass [Member]
Revenue
Revenue from operating activities
Interest income
Fair value change in derivative financial instruments
Gain on disposal of investment in equity instrument
Loss on fair value changes in investment
Other income
Segment revenue
Cost of sales			(4,972)
Employee benefit expenses		(83,688)	(78,973)
Depreciation and amortization expenses		(280,521)	(682)
Professional and consulting expenses	(18,000)	(38,892)	(6,555)
Travel and accommodation expenses		(10,318)	(49,178)
Other operating expenses		(21,656)	(27,259)
Reversal of allowance for inventory obsolescence
Finance costs		(89,549)	(45,172)
Share on losses of associates
Gain on deemed disposal of subsidiary		(70,028)
Loss on deemed disposal of subsidiary
Provision for inventory
Provision for bad debt
Written off of property, plant and equipment
Provision for other receivable
Provision for loan receivable
Provision for equipment deposits	(5,000,000)
Loss on fair value change in warrant
Exchange (loss)/gain		266
Segment expenses	(5,018,000)	(594,386)	(212,791)
Segment operating (loss)/profit	(5,018,000)	(594,386)	(212,791)
Segment assets	9,260,846	14,124,658	11,489,919
Segment liabilities		(947)	(1,242,657)
Sales of air- filter products [Member]
Revenue
Revenue from operating activities			141,337
Interest income
Fair value change in derivative financial instruments
Loss on fair value changes in investment
Other income
Segment revenue			141,337
Cost of sales			(104,675)
Employee benefit expenses
Depreciation and amortization expenses	(784,000)		(784,000)
Professional and consulting expenses	(268,800)		(27,561)
Travel and accommodation expenses
Other operating expenses	(148)		(7,066)
Reversal of allowance for inventory obsolescence
Finance costs	(121,995)		(2,249)
Share on losses of associates
Loss on deemed disposal of subsidiary
Provision for inventory
Provision for bad debt	(67,605)		(10,753)
Provision for other receivable	(730,411)
Provision for other current assets	(1,313,920)
Provision for loan receivable
Provision for equipment deposits
Loss on fair value change in warrant
Exchange (loss)/gain	(2,450)
Segment expenses	(3,289,329)		(936,304)
Segment operating (loss)/profit	(3,289,329)		(794,967)
Segment assets	822,191		4,712,512
Segment liabilities	(618,149)		(327,374)
Sales of Halal products [Member]
Revenue
Revenue from operating activities	373,676	364,405
Interest income	3	4
Gain on disposal of investment in equity instrument
Loss on fair value changes in investment
Other income
Segment revenue	373,679	364,409
Cost of sales	(261,566)	(475,546)
Employee benefit expenses	(159,252)	(136,948)
Depreciation and amortization expenses	(85,558)	(131,702)
Professional and consulting expenses	(7,289)	(48,885)
Travel and accommodation expenses	(1,784)	(94,274)
Other operating expenses	(64,279)	(122,825)
Finance costs	(32,684)	(9,018)
Share on losses of associates
Gain on deemed disposal of subsidiary
Loss on deemed disposal of subsidiary
Provision for inventory	(18,838)	(66,542)
Provision for bad debt	(655,305)
Written off of property, plant and equipment
Provision for other receivable	(1,330,820)
Provision for other current assets	(278,223)
Provision for loan receivable
Provision for equipment deposits
Loss on fair value change in warrant
Exchange (loss)/gain	(419)	10,711
Segment expenses	(2,896,017)	(1,075,029)
Segment operating (loss)/profit	(2,522,338)	(710,620)
Segment assets	1,519,552	3,522,922
Segment liabilities	(58,863)	(1,292)
Provision of consultancy [Member]
Revenue
Revenue from operating activities
Interest income	1	1
Gain on disposal of investment in equity instrument
Loss on fair value changes in investment
Other income		1,990
Segment revenue	1	1,991
Cost of sales
Employee benefit expenses		(264,229)
Depreciation and amortization expenses	(4,200)	(14,849)
Professional and consulting expenses	(462,790)	(338,288)
Travel and accommodation expenses		(19)
Other operating expenses	(139,030)	(59,278)
Finance costs	(2,530)	(12,202)
Share on losses of associates
Gain on deemed disposal of subsidiary		(529)
Loss on deemed disposal of subsidiary
Provision for inventory
Provision for bad debt
Written off of property, plant and equipment
Provision for other receivable	(101,556)
Provision for loan receivable
Provision for equipment deposits
Loss on fair value change in warrant
Exchange (loss)/gain	3,538	(7,296)
Segment expenses	(706,568)	(696,690)
Segment operating (loss)/profit	(706,567)	(694,699)
Segment assets	1,193,338
Segment liabilities	(77,702)
NFT [Member]
Revenue
Revenue from operating activities
Interest income
Fair value change in derivative financial instruments
Gain on disposal of investment in equity instrument
Loss on fair value changes in investment
Other income			29,690
Segment revenue			29,690
Cost of sales
Employee benefit expenses		(97,636)	(411,619)
Depreciation and amortization expenses	(44,625)	(45,134)	(19,412)
Professional and consulting expenses		(108,817)	(881,055)
Travel and accommodation expenses			(687)
Other operating expenses		(65,628)	(205,056)
Reversal of allowance for inventory obsolescence
Finance costs			24,911
Share on losses of associates
Gain on deemed disposal of subsidiary
Loss on deemed disposal of subsidiary
Provision for inventory	(990,606)	(709,427)
Provision for bad debt	(41,407)
Written off of property, plant and equipment		(53,895)
Provision for other receivable
Provision for loan receivable
Provision for equipment deposits
Loss on fair value change in warrant
Exchange (loss)/gain
Segment expenses	(1,076,638)	(1,080,537)	(1,492,918)
Segment operating (loss)/profit	(1,076,638)	(1,080,537)	(1,463,228)
Segment assets	227,051	344,841	563,757
Segment liabilities	(365)	(359)	(205,834)
Energy Products and Solutions [Member]
Revenue
Revenue from operating activities
Interest income
Loss on fair value changes in investment
Other income
Segment revenue
Cost of sales
Employee benefit expenses
Depreciation and amortization expenses
Professional and consulting expenses	(22,500)
Travel and accommodation expenses
Other operating expenses
Finance costs
Share on losses of associates
Provision for inventory
Provision for bad debt
Provision for other receivable
Provision for loan receivable
Provision for equipment deposits
Loss on fair value change in warrant
Exchange (loss)/gain
Segment expenses	(22,500)
Segment operating (loss)/profit	(22,500)
Segment assets	5,320
Segment liabilities
Corporates [Member]
Revenue
Revenue from operating activities
Interest income		392,616
Fair value change in derivative financial instruments			(629,564)
Gain on disposal of investment in equity instrument		484,361
Loss on fair value changes in investment	1,677,178	(202,363)
Other income	10,137		221,254
Segment revenue	1,687,315	674,614	(408,310)
Cost of sales
Employee benefit expenses	(358,295)	(355,452)	(546,076)
Depreciation and amortization expenses	(1,082)	(97,165)	(105,721)
Professional and consulting expenses	(463,364)	(3,640,872)	(626,138)
Travel and accommodation expenses	(4,148)	(5,915)	(4,517)
Other operating expenses	(88,351)	(380,267)	520,068
Reversal of allowance for inventory obsolescence
Finance costs	(261,413)	(496,695)	(1,460,251)
Share on losses of associates	(175,507)
Gain on deemed disposal of subsidiary		(14,377)
Loss on deemed disposal of subsidiary		(13,242)	(2,402,487)
Provision for inventory
Provision for bad debt
Written off of property, plant and equipment
Provision for other receivable	(72,851)
Provision for loan receivable	(6,902,000)
Provision for equipment deposits
Provision for associate	(545,128)
Provision for former companies	(217,639)
Provision for intangible assets	(722,784)
Loss on fair value change in warrant	2,396,291	(2,408,271)
Exchange (loss)/gain	14,216	247,114
Segment expenses	(7,402,055)	(7,165,142)	(4,625,122)
Segment operating (loss)/profit	(5,714,740)	(6,490,528)	(5,033,432)
Segment assets	17,106,530	17,072,859	154,645
Segment liabilities	$ (12,776,570)	(9,553,373)	(5,608,562)
Sales of air-filter products [Member]
Revenue
Revenue from operating activities
Interest income
Gain on disposal of investment in equity instrument
Loss on fair value changes in investment
Other income
Segment revenue
Cost of sales
Employee benefit expenses
Depreciation and amortization expenses		(780,887)
Professional and consulting expenses		(127,921)
Travel and accommodation expenses
Other operating expenses		(4,900)
Finance costs		(26,420)
Share on losses of associates
Gain on deemed disposal of subsidiary
Loss on deemed disposal of subsidiary
Provision for inventory
Provision for bad debt		(70,769)
Written off of property, plant and equipment
Loss on fair value change in warrant
Exchange (loss)/gain		4,248
Segment expenses		(1,006,649)
Segment operating (loss)/profit		(1,006,649)
Segment assets		3,753,922
Segment liabilities		(346,144)
Provision of credit risk analysis [Member]
Revenue
Revenue from operating activities
Interest income		1	4
Fair value change in derivative financial instruments
Gain on disposal of investment in equity instrument
Loss on fair value changes in investment
Other income
Segment revenue		1	4
Cost of sales
Employee benefit expenses		(74,039)	(8,164)
Depreciation and amortization expenses		(22,883)
Professional and consulting expenses		(7,839)	(229,941)
Travel and accommodation expenses			(7,946)
Other operating expenses		3,995	(19,658)
Reversal of allowance for inventory obsolescence
Finance costs
Share on losses of associates		(223,354)
Gain on deemed disposal of subsidiary
Loss on deemed disposal of subsidiary
Provision for inventory
Provision for bad debt
Written off of property, plant and equipment
Loss on fair value change in warrant
Exchange (loss)/gain		(1)
Segment expenses		(324,121)	(265,709)
Segment operating (loss)/profit		(324,120)	(265,705)
Segment assets			1,504,925
Segment liabilities			(578,578)
Development, sale and distribution of 3D displays, conversion equipment, software and others [Member]
Revenue
Revenue from operating activities			2,974
Interest income			14,092
Fair value change in derivative financial instruments
Other income
Segment revenue			17,066
Cost of sales			(2,033)
Employee benefit expenses			(161,233)
Depreciation and amortization expenses			(81,697)
Professional and consulting expenses			(4,336)
Travel and accommodation expenses			(5,963)
Other operating expenses			(454,467)
Reversal of allowance for inventory obsolescence			7,054
Finance costs			(12,527)
Loss on deemed disposal of subsidiary			3,376,341
Provision for bad debt
Segment expenses			2,661,139
Segment operating (loss)/profit			2,678,205
Segment assets
Segment liabilities